Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Financial Information [Abstract]
Accounts Receivable, Net
Accounts receivable, net, as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
Trade	$869.8	$812.4
Other	14.3	18.2
	884.1	830.6
Allowance for doubtful accounts	(28.4)	(19.2)
	$855.7	$811.4

Other Current Assets
Other current assets as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
Inventory	$256.4	$207.8
Prepaid taxes	88.1	62.2
Short-term investments	50.0	50.0
Deferred costs	47.4	46.9
Deferred tax assets	23.1	14.6
Prepaid expenses	18.5	20.3
Derivative assets	11.6	5.2
Assets held for sale	8.6	14.2
Other	10.2	4.2
	$513.9	$425.4

Other Assets, Net
Other assets, net, as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
Intangible assets	$83.8	$143.3
Deferred costs	59.1	45.2
Unbilled receivables	51.9	77.1
Prepaid taxes on intercompany transfers of property	50.2	58.3
Supplemental executive retirement plan assets	37.7	29.8
Warranty and other claim receivables	30.6	30.6
Deferred tax assets	25.2	19.3
Wreckage and debris removal receivables	.5	13.2
Other	13.7	5.0
	$352.7	$421.8

Accrued Liabilities And Other
Accrued liabilities and other as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
Personnel costs	$242.0	$231.1
Deferred revenue	169.8	146.9
Taxes	84.2	86.9
Accrued interest	68.0	67.9
Advance payment received on sale of assets	33.0	—
Customer pre-payments	20.0	—
Wreckage and debris removal	—	9.0
Other	41.7	42.6
	$658.7	$584.4

Other Liabilities
Other liabilities as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
Deferred revenue	$217.6	$224.5
Unrecognized tax benefits (inclusive of interest and penalties)	148.0	129.6
Intangible liabilities	69.1	118.0
Supplemental executive retirement plan liabilities	40.5	33.3
Personnel costs	37.2	31.6
Other	33.3	36.4
	$545.7	$573.4

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]	Accumulated other comprehensive income as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
Derivative Instruments	$20.6	$24.4
Other	(2.4)	(4.3)
	$18.2	$20.1

Repair And Maintenance Expense Related To Continuing Operations
Repair and maintenance expense related to continuing operations for each of the years in the three-year period ended December 31, 2013 was as follows (in millions):

	2013	2012	2011
Repair and maintenance expense	$311.7	$294.7	$223.6

Schedule of Cash Flows Information
Net cash provided by operating activities of continuing operations attributable to the net change in operating assets and liabilities for each of the years in the three-year period ended December 31, 2013 was as follows (in millions):

	2013	2012	2011
(Increase) decrease in other assets	$(98.4)	$68.3	$6.7
(Decrease) increase in liabilities	(10.6)	312.0	(33.9)
(Increase) decrease in accounts receivable	(29.3)	46.1	(215.9)
	$(138.3)	$426.4	$(243.1)

Cash Paid For Interest And Income Taxes
Cash paid for interest and income taxes of continuing operations for each of the years in the three-year period ended December 31, 2013 was as follows (in millions):

	2013	2012	2011
Interest, net of amounts capitalized	$182.2	$150.7	$28.6
Income taxes	203.9	88.1	113.7